OPERATING LEASES - Property (Details) - Building - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Operating leases
Property on Operating Lease, gross	¥ 53,049,213	¥ 53,049,213
Less: Accumulated depreciation	(16,932,130)	(15,149,677)
Property on Operating Lease, net	¥ 36,117,083	¥ 37,899,536